                        SUPPLEMENT TO THE PROSPECTUSES
                                      OF
   KEYSTONE QUALITY BOND FUND (B-1), KEYSTONE HIGH INCOME BOND FUND (B-4),
     KEYSTONE BALANCED FUND (K-1), KEYSTONE STRATEGIC GROWTH FUND (K-2), KEYSTONE SMALL COMPANY GROWTH FUND (S-4), KEYSTONE INTERNATIONAL FUND INC.,
      KEYSTONE PRECIOUS METALS HOLDINGS, INC. AND KEYSTONE TAX FREE FUND
                  (EACH A "FUND," COLLECTIVELY, THE "FUNDS")

  The prospectus of each of the above-referenced Funds is hereby supplemented as follows:

  On December 11, 1996, Keystone Investments, Inc. ("Keystone Investments"), and indirectly each of its subsidiaries, including Keystone Investment Management Company ("Keystone"), each Fund's investment adviser, were acquired (the "Acquisition") by First Union National Bank of North Carolina ("FUNB"), a wholly-owned subsidiary of First Union Corporation ("First Union"). Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB, which entity then assumed the name "Keystone Investments, Inc." and succeeded to the business of Keystone Investments. Contemporaneously with the Acquisition, each Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with Evergreen Keystone Distributor, Inc. (formerly Evergreen Funds Distributor, Inc.) ("EKD"), a wholly-owned subsidiary of Furman Selz LLC ("Furman Selz"). The new investment advisory agreements were approved by the shareholders of each Fund on December 9, 1996, and became effective on December 11, 1996. As a result of the above transactions, Keystone Management, Inc. ("Keystone Management"), which, prior to the Acquisition, acted as investment manager to certain of the Funds, no longer acts as such to any of the Funds. Keystone currently provides each Fund with all the services that may previously have been provided by Keystone Management. The fee rate paid by each Fund for the services provided by Keystone and its affiliates has not changed as a result of the Acquisition.

  Keystone Investments and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $133.9 billion in consolidated assets as of September 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB, together with Lieber & Company and Evergreen Asset Management Corp., wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $50 billion in assets belonging to a wide range of clients, including the Evergreen Family of Funds.

  EKD, which is not affiliated with First Union, is now each Fund's principal underwriter (the "Principal Underwriter"). EKD replaces Evergreen Keystone Investment Services, Inc. (formerly Keystone Investment Distributors Company) ("EKIS") as the Funds' principal underwriter. EKIS may no longer act as principal underwriter of the Funds due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters of mutual fund shares. While EKIS may no longer act as principal underwriter of the Funds as discussed above, EKIS may continue to receive compensation from such Funds or the Principal Underwriter in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by the Principal Underwriter for the provision of certain marketing support services to the Principal Underwriter at an annual rate of up to .75% of the average daily net assets of each Fund, subject to certain restrictions.

  Furman Selz will provide personnel to serve as officers of the Funds and certain administrative services to the Funds pursuant to a sub-administration agreement under which it will receive from Keystone an annual fee at the maximum annual rate of .01% of the average daily net assets of each Fund. Both EKD and Furman Selz are located at 230 Park Avenue, New York, New York 10169.

  It is expected that on or about January 2, 1997, Furman Selz will transfer EKD, and its related mutual fund distribution and administration business, to BISYS Group, Inc. ("BISYS"). At that time, BISYS will succeed as sub-administrator to each of the Funds. It is not expected that the acquisition of the mutual fund distribution and administration business by BISYS will affect the services currently provided by EKD or Furman Selz.

CERTAIN OTHER CHANGES
  In connection with the Acquisition described above, the following changes have also occurred or will occur with respect to each Fund:

  o The name of Keystone Investor Resource Center, Inc., each Fund's transfer and dividend disbursing agent, has been changed to Evergreen Keystone Service Company. It is not expected that the Acquisition or the change of name will have any effect on the services provided.

  o Effective January 1, 1997, the $10.00 exchange fee charged on exchanges not placed through "KARL" will be eliminated. All exchanges will be free (but will remain subject to the frequency limitations set forth in the prospectus).

  o With respect to shares purchased after January 1, 1997, no contingent deferred sales charge will be imposed on amounts derived from (1) increases in the value of shares redeemed above the total cost of such shares due to increases in the net asset value per share of a Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; or (3) shares held in all or part of more than four consecutive calendar years.

  o Shares of any Fund purchased after January 1, 1997 will no longer be subject to a six month holding period before such shares may be exchanged for shares of Keystone Precious Metals Holdings, Inc.

KEYSTONE PRECIOUS METALS HOLDINGS, INC. ONLY
  Effective January 1, 1997, the Fund's Principal Underwriter will generally reallow to broker-dealers or others a commission equal to 4% of the price paid for each Fund share sold, regardless of the amount of the sale.

KEYSTONE SMALL COMPANY GROWTH FUND (S-4), ONLY
  J. Gary Craven is now the Fund's Portfolio Manager. Mr. Craven is currently a Keystone Senior Vice President and Group Leader for the small cap equity area. Mr. Craven has been an investment professional since 1987.

EFFECTS OF BANKING LAWS
  The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and its affiliates, since they are direct or indirect subsidiaries of FUNB, are subject to and in compliance with the aforementioned laws and regulations. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting certain payments from the Fund, or should Congress relax current restrictions on depository institutions, the Boards of Trustees* will consider what action, if any, is appropriate.

*The term "Trustees" includes the Directors of Keystone International Fund, Inc. and Keystone Precious Metals Holdings, Inc.

December 11, 1996
                                                                      CUST-SK3

                         SUPPLEMENT TO THE STATEMENTS OF
                             ADDITIONAL INFORMATION
                                       OF
    KEYSTONE QUALITY BOND FUND (B-1), KEYSTONE HIGH INCOME BOND FUND (B-4),
      KEYSTONE BALANCED FUND (K-1), KEYSTONE STRATEGIC GROWTH FUND (K-2), KEYSTONE SMALL COMPANY GROWTH FUND (S-4), KEYSTONE INTERNATIONAL FUND INC., KEYSTONE PRECIOUS METALS HOLDINGS, INC., AND KEYSTONE TAX FREE FUND (EACH A
                    "FUND," COLLECTIVELY, THE "FUNDS")

         The statement of additional information of each of the above-referenced Funds is hereby supplemented as follows:

         On December 11, 1996, Keystone Investments, Inc. ("Keystone Investments"), and indirectly each of its subsidiaries, including Keystone Investment Management Company ("Keystone"), each Fund's investment adviser, were acquired (the "Acquisition") by First Union National Bank of North Carolina ("FUNB"), a wholly-owned subsidiary of First Union Corporation ("First Union"). Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB, which entity then assumed the name "Keystone Investments, Inc." and succeeded to the business of Keystone Investments. Contemporaneously with the Acquisition, each Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with Evergreen Keystone Distributor, Inc. (formerly Evergreen Funds Distributor, Inc.) ("EKD"), a wholly-owned subsidiary of Furman Selz LLC ("Furman Selz"). The new investment advisory agreements were approved by the shareholders of each Fund on December 9, 1996, and became effective on December 11, 1996. As a result of the above transactions, Keystone Management, Inc. ("Keystone Management"), which, prior to the acquisition, acted as investment manager to certain of the Funds, no longer acts as such to any of the Funds. Keystone currently provides each Fund with all the services that may previously have been provided by Keystone Management. The fee rate paid by each Fund for the services provided by Keystone and its affiliates has not changed as a result of the Acquisition.

         Keystone Investments and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $133.9 billion in consolidated assets as of September 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB, together with Lieber & Company and Evergreen Asset Management Corp., wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $50 billion in assets belonging to a wide range of clients, including the Evergreen Family of Funds.

         EKD, which is not affiliated with First Union, is now each Fund's principal underwriter (the "Principal Underwriter"). EKD replaces Evergreen Keystone Investment Services, Inc. (formerly Keystone Investment Distributors Company) ("EKIS") as the Funds' principal underwriter. EKIS may no longer act as principal underwriter of the Funds due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters of mutual fund shares. While EKIS may no longer act as principal underwriter of the Funds as discussed above, EKIS may continue to receive compensation from such Funds or the Principal Underwriter in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by the Principal Underwriter for the provision of certain marketing support services to the Principal Underwriter at an annual rate of up to .75% of the average daily net assets of each Fund, subject to certain restrictions.

         Furman Selz will provide personnel to serve as officers of the Funds, and certain administrative services to the Funds pursuant to a sub-administration agreement under which it will receive from Keystone an annual fee at the maximum annual rate of .01% of the average daily net assets of each Fund. Both EKD and Furman Selz are located at 230 Park Avenue, New York, New York 10169.

         It is expected that on or about January 2, 1997, Furman Selz will transfer EKD, and its related mutual fund distribution and administration business, to BISYS Group, Inc. ("BISYS"). At that time, BISYS will succeed as sub-administrator to each of the Funds. It is not expected that the acquisition of the mutual fund distribution and administration business by BISYS will affect the services currently provided by EKD or Furman Selz.

TRUSTEES(1) AND OFFICERS

         The current Trustees and officers of each Fund, their addresses, their principal occupations and some of their affiliations over the last five years are as follows:

FREDERICK AMLING:           Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Professor, Finance Department, George
                            Washington University; President, Amling & Company
                            (investment advice); and former Member, Board of Advisers, Credito Emilano (banking).

LAURENCE B. ASHKIN:         Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee of all the Evergreen funds other than Evergreen Investment Trust; real estate developer and construction consultant; and President of Centrum Equities and Centrum Properties, Inc.

CHARLES A. AUSTIN III:      Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Investment Counselor to Appleton Partners,
                            Inc.; and former Managing Director, Seaward
                            Management Corporation (invest ment advice).

FOSTER BAM:                 Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee of all the Evergreen funds other than Evergreen Investment Trust; Partner in the law firm of Cummings & Lockwood; Director, Symmetrix, Inc.
                            (sulphur company) and Pet Practice, Inc. (veterinary services); and former Director, Chartwell Group Ltd.
                            (manufacturer of office furnishings and
                            accessories), Waste Disposal Equipment Acquisition
                            Corporation and Rehabilitation Corporation of
                            America (rehabilitation hospitals).

*GEORGE S. BISSELL:         Chairman of the Board and Trustee of the Funds;
                            Chairman of the Board and Trustee or Director of all other funds in the Keystone Investments Families of Funds; Chairman of the Board and Trustee of Anatolia
                            College; Trustee of University Hospital (and
                            Chairman of its Investment Committee); former
                            Director and Chairman of the Board of Hartwell
                            Keystone; and former Chairman of the Board, Director and Chief Executive Officer of Keystone Investments.

EDWIN D. CAMPBELL:          Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Principal, Padanaram Associates, Inc.; and former Executive Director, Coalition of Essential
                            Schools, Brown University.

--------
(1) The term "Trustees" includes the Directors of Keystone International Fund, Inc. and Keystone Precious Metals Holdings, Inc.

CHARLES F. CHAPIN:          Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; and former Director, Peoples Bank
                            (Charlotte,NC).

K. DUN GIFFORD:             Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee, Treasurer and Chairman of the
                            Finance Committee, Cambridge College; Chairman
                            Emeritus and Director, American Institute of Food and Wine; Chairman and President, Oldways
                            Preservation and Exchange Trust (education); former
                            Chairman of the Board, Director, and Executive Vice
                            President, The London Harness Company; former
                            Managing Partner, Roscommon Capital Corp.; former
                            Chief Executive Officer, Gifford Gifts of Fine
                            Foods; former Chairman, Gifford, Drescher &
                            Associates (environmental consulting); and former
                            Director, Keystone Investments and Keystone.

JAMES S. HOWELL:            Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Chairman and Trustee of the Evergreen funds;
                            former Chairman of the Distribution Foundation for the Carolinas; and former Vice President of Lance
                            Inc. (food manufacturing).

LEROY KEITH, JR.:           Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Chairman of the Board and Chief Executive
                            Officer, Carson Products Company; Director of
                            Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio
                            Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

F. RAY KEYSER, JR.:         Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Chairman and Of Counsel, Keyser, Crowley &
                            Meub, P.C.; Member, Governor's (VT) Council of
                            Economic Advisers; Chair man of the Board and Director, Central Vermont Public Service Corporation and Lahey Hitchcock Clinic; Director, Vermont Yankee
                            Nuclear Power Corporation, Grand Trunk Corporation,
                            Grand Trunk Western Railroad, Union Mutual Fire
                            Insurance Company, New England Guaranty Insurance
                            Company, Inc., and the Investment Company Institute;
                            former Director and President, Associated Industries of Vermont; former Director of Keystone, Central
                            Vermont Railway, Inc., S.K.I. Ltd., and Arrow
                            Financial Corp.; and former Director and Chairman of the Board, Proctor Bank and Green Mountain Bank.

GERALD M. MCDONELL:         Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee of the Evergreen funds; and Sales
                            Representative with Nucor-Yamoto, Inc. (steel producer).

THOMAS L. MCVERRY:          Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee of the Evergreen funds; former Vice
                            President and Director of Rexham Corporation; and former Director of Carolina Cooperative Federal
                            Credit Union.

*WILLIAM WALT PETTIT:       Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee of the Evergreen funds; and Partner in the law firm of Holcomb and Pettit, P.A.

DAVID M. RICHARDSON:        Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Vice Chair and former Executive Vice
                            President, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden
                            International Inc. (executive recruitment); and
                            Director, Commerce and Industry Association of New
                            Jersey, 411 International, Inc., and J&M Cumming
                            Paper Co.

RUSSELL A. SALTON, III MD:  Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee of the Evergreen funds; Medical Director, U.S. Health Care/Aetna Health Services; former Managed Health Care Consultant; and former President, Primary Physician Care.

MICHAEL S. SCOFIELD:        Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee of the Evergreen funds; and Attorney, Law Offices of Michael S. Scofield.

RICHARD J. SHIMA:           Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Chairman, Environmental Warranty, Inc.
                            (insurance agency); Executive Consultant, Drake Beam
                            Morin, Inc. (executive outplacement); Director of
                            Connecticut Natural Gas Corporation, Hartford
                            Hospital, Old State House Association, Middlesex
                            Mutual Assurance Company, and Enhance Financial
                            Services, Inc.; Chairman, Board of Trustees,
                            Hartford Graduate Center; Trustee, Greater Hartford
                            YMCA; former Director, Vice Chairman and Chief
                            Investment Officer, The Travelers Corporation;
                            former Trustee, Kingswood-Oxford School; and former
                            Managing Director and Consultant, Russell Miller,
                            Inc.

*ANDREW J. SIMONS:          Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Partner, Farrell, Fritz, Caemmerer, Cleary,
                            Barnosky & Armentano, P.C.; Adjunct Professor of Law and former Associate Dean, St. John's University
                            School of Law; Adjunct Professor of Law, Touro
                            College School of Law; and former President, Nassau
                            County Bar Association.

JOHN J. PILEGGI:            President and Treasurer of the Funds; President and
                            Treasurer of all other funds in the Keystone
                            Investments Families of Funds; President and
                            Treasurer of the Evergreen funds; Senior Managing
                            Director, Furman Selz LLC since 1992; and Managing
                            Director, 1984 to 1992; 230 Park Avenue, Suite 910,
                            New York, NY.

GEORGE O. MARTINEZ:         Secretary of the Funds; Secretary of all other funds
                            in the Keystone Investments Families of Funds; and Senior Vice President and Director of Administration and Regulatory Services, BISYS Fund Services; 3435
                            Stelzer Road, Columbus, Ohio.

* This person may be considered an "interested person" of each Fund within the meaning of the 1940 Act.

         After the transfer of EKD and its related mutual fund distribution and administration business to BISYS, it is expected that all of the officers of the Funds will be officers and/or employees of BISYS.

CERTAIN OTHER CHANGES

         In connection with the Acquisition described above, the following changes have also occurred or will occur with respect to each Fund:

  o The name of Keystone Investor Resource Center, Inc., each Fund's transfer and dividend disbursing agent, has been changed to Evergreen Keystone Service Company. It is not expected that the Acquisition or the change of name will have any effect on the services provided.

  o With respect to shares purchased after January 1, 1997, no contingent deferred sales charge will be imposed on amounts derived from (1) increases in the value of shares redeemed above the total cost of such shares due to increases in the net asset value per share of a Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; or (3) shares held in all or part of more than four consecutive calendar years.


EFFECTS OF BANKING LAWS

         The Glass-Steagall Act currently limits the ability of depository institutions (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Boards of Trustees will consider what action, if any, is appropriate.

         The Glass-Steagall Act and other banking laws and regulations also presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and its affiliates, since they are direct or indirect subsidiaries of FUNB, are subject to and in compliance with the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in Keystone Investments or its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a fund by its customers. In such event, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.


December 11, 1996